                             THE DIRECTOR SERIES VII
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                         SUPPLEMENT DATED MARCH 20, 2001
                       TO THE PROSPECTUS JANUARY 26, 2001


Effective July 1, 2001, Hartford MidCap HLS Fund Sub-Account is closed to new and subsequent premium payments and transfers of Contract Value.


































  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


333-69485
HV-2972